Right-of-use assets and lease liabilities (Table)	12 Months Ended
Dec. 31, 2024
Right-of-use assets and lease liabilities
Summary of information about right-of-use assets

(€ million)	Floating production storage and offloading vessels (FPSO)	Drilling rig	Naval facilities and related logistic bases for oil and gas transportation	Motorway concessions and service stations	Oil and gas distribution facilities	Office buildings	Vehicles	Other	Total
2024
Net carrying amount - beginning of the year	1,977	449	724	492	17	580	17	578	4,834
Additions	630	294	690	59	53	52	19	317	2,114
Depreciation (a)	(146)	(342)	(391)	(79)	(22)	(132)	(14)	(73)	(1,199)
Impairments			(4)	(21)	(10)			(5)	(40)
Currency translation differences	145	19	5	(1)		7		18	193
Changes in the scope of consolidation		38				5	1	(2)	42
Other changes		(39)	(19)	2	(2)	(25)	(2)	(37)	(122)
Net carrying amount - end of the year	2,606	419	1,005	452	36	487	21	796	5,822
Gross carrying amount - end of the year	3,217	1,235	2,095	873	97	1,067	57	1,049	9,690
Provisions for depreciation and impairment	611	816	1,090	421	61	580	36	253	3,868
2023
Net carrying amount - beginning of the year	2,142	148	682	457	19	595	42	361	4,446
Additions	14	570	402	133	19	110	14	322	1,584
Depreciation (a)	(145)	(219)	(315)	(74)	(18)	(125)	(12)	(65)	(973)
Impairments			(3)		(2)			(36)	(41)
Reversals			3					2	5
Currency translation differences	(71)	(8)	(5)	4		(2)		(7)	(89)
Changes in the scope of consolidation						3		10	13
Other changes	37	(42)	(40)	(28)	(1)	(1)	(27)	(9)	(111)
Net carrying amount - end of the year	1,977	449	724	492	17	580	17	578	4,834
Gross carrying amount - end of the year	2,409	985	1,593	822	81	1,039	47	826	7,802
Provisions for depreciation and impairment	432	536	869	330	64	459	30	248	2,968

(a) Before capitalization of depreciation of tangible and intangible assets.

Summary of information about liabilities for leased assets

Liabilities for leased assets were as follows:

(€ million)	Current portion of long-term lease liabilities	Long-term lease liabilities	Total
2024
Carrying amount at the beginning of the year	1,128	4,208	5,336
Additions		2,109	2,109
Decreases	(1,194)	(11)	(1,205)
Currency translation differences	36	175	211
Changes in the scope of consolidation	35	15	50
Other changes	1,274	(1,322)	(48)
Carrying amount at the end of the year	1,279	5,174	6,453
2023
Carrying amount at the beginning of the year	884	4,067	4,951
Additions		1,584	1,584
Decreases	(949)	(14)	(963)
Currency translation differences	(16)	(81)	(97)
Changes in the scope of consolidation	1	12	13
Other changes	1,208	(1,360)	(152)
Carrying amount at the end of the year	1,128	4,208	5,336

Summary of amounts recognized in the profit and loss account for leases
(€ million)	2024	2023	2022
Other income and revenues
Income from remeasurement of lease liabilities	14	17	6
	14	17	6
Purchases, services and other
Expense from remeasurement of lease liabilities	3	3	1
Short-term leases	81	59	113
Low-value leases	37	37	27
Variable lease payments not included in the measurement of lease liabilities	22	20	14
Capitalized direct cost associated with self-constructed assets - tangible assets	(5)	(5)	(5)
	138	114	150
Depreciation, net impairments and write-off
Depreciation of RoU leased assets	1,199	973	1,013
Capitalized direct cost associated with self-constructed assets - tangible and intangible assets	(277)	(199)	(186)
Impairments of RoU leased assets	40	41	18
Reversals of RoU leased assets	(4)	(5)	(14)
Write-off of RoU leased assets	3
	961	810	831
Finance income (expense) from leases
Interests on lease liabilities	(314)	(267)	(315)
Capitalized finance expense of RoU leased assets - tangible assets	17	11	8
Net currency translation differences on lease liabilities	(36)	19	(4)
	(333)	(237)	(311)